PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company [Abstract]
Schedule of Condensed Balance Sheet

Following are condensed financial statements for the parent company:

CONDENSED BALANCE SHEET

	December 31,
(in thousands)	2012	2011
Assets
Cash and due from banks	$1,253	$1,125
Investment securities available for sale	490	398
Investment in bank subsidiary	57,867	53,386
Other assets	958	784

Total Assets	$60,568	$55,693

Liabilities
Dividends payable	$618	$585
Other liabilities	13	8

Total Liabilities	631	593

Stockholders' Equity	59,937	55,100

Total Liabilities and Stockholders' Equity	$60,568	$55,693

Schedule of Condensed Income Statement

CONDENSED STATEMENT OF INCOME

	Year Ended December 31,
	2012	2011	2010
(in thousands)
Dividends from bank subsidiary	$2,340	$2,300	$1,500
Dividends on investment securities	15	12	8
Investment securities losses, net	(5)	(62)	(37)
Total income	2,350	2,250	1,471

Noninterest expense	109	114	124

Income before undistributed earnings of bank subsidiary and income taxes	2,241	2,136	1,347

Undistributed earnings of bank subsidiary	4,336	3,142	3,758
Income tax benefit	(37)	(58)	(54)

Net Income	$6,614	$5,336	$5,159

Comprehensive income	$6,806	$6,562	$5,122

Schedule of Condensed Cash Flow Statement

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(in thousands)	2012	2011	2010
Operating Activities
Net income	$6,614	$5,336	$5,159
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(4,336)	(3,142)	(3,758)
Investment securities losses, net	5	62	37
Stock compensation expense	305	130	-
Other, net	(194)	(84)	(148)
Net cash provided by operating activities	2,394	2,302	1,290

Investing Activities
Purchases of investment securities	(25)	-	(28)
Proceeds from sales merger of investment securities	-	5	-
Net cash provided by (used for) investing activities	(25)	5	(28)

Financing Activities
Proceeds from exercise of stock options	99	49	740
Cash dividends paid	(2,340)	(2,311)	(2,286)
Net cash used for financing activities	(2,241)	(2,262)	(1,546)

Increase (decrease) in cash and cash equivalents	128	45	(284)

Cash at beginning of year	1,125	1,080	1,364

Cash at end of year	$1,253	$1,125	$1,080